Goodwill - Changes in carrying amount of goodwill (Details) - JPY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill Roll Forward
Goodwill beginning balance	¥ 150,720	¥ 78,282	¥ 63,955
Acquisitions			72,438	¥ 22,156
Sales of directly-operated salons to franchisees, and disposal of relaxation salons				(7,829)
Goodwill impairment losses		0	0
Goodwill ending balance	535,246	¥ 150,720	¥ 78,282	¥ 63,955
SAWAN CO. LTD. ("SAWAN")
Goodwill Roll Forward
Acquisitions	218,138
Goodwill ending balance	218,138
Relaxation Salons
Goodwill Roll Forward
Acquisitions	166,388
Goodwill ending balance	¥ 166,388